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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caledonia Investments plc
Address:  Cayzer House, 30 Buckingham Gate, London England SW1E 6NN

Form 13F File Number: 28- 13011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mr. Graeme P. Denison
Title:  Company Secretary
Phone:  44-20-7802-8080

Signature, Place, and Date of Signing:

/s/ Graeme P. Denison                 London, England          April 23, 2013
-----------------------------  -----------------------------  ----------------
         [Signature]                    City, State                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                           0
                                                                   -----------

Form 13F Information Table Entry Total:                                     11
                                                                   -----------

Form 13F Information Table Value Total:                            $   222,687
                                                                   -----------
                                                                   (thousands)

List of Other Included Managers:

NONE

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                           Caledonia Investments plc
                          FORM 13F INFORMATION TABLE
                                March 31, 2013

                        TITLE                          SHRS
                         OF                  VALUE    OR PRN          PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER          CLASS     CUSIP    (x$1,000)   AMT     SH/PRN CALL DISCRETION MANAGER   SOLE    SHARED NONE
--------------          ------ ----------- --------- --------- ------ ---- ---------- ------- --------- ------ ----
AT&T Inc                Common 00206R 10 2  $  7,154   195,000   SH           SOLE              195,000
Bristow Group, Inc.     Common 110394 10 3  $158,360 2,401,577   SH           SOLE            2,401,577
ConocoPhillips          Common 20825C 10 0  $  4,808    80,000   SH           SOLE               80,000
Intel Corp              Common 458140 10 0  $  5,655   259,000   SH           SOLE              259,000
Kimberly Clark Corp     Common 494368 10 3  $  6,075    62,000   SH           SOLE               62,000
Mattel Inc              Common 577081 10 2  $  6,128   140,000   SH           SOLE              140,000
Pfizer Inc              Common 717081 10 3  $  8,023   278,000   SH           SOLE              278,000
Philip Morris Intl Inc  Common 718172 10 9  $  7,695    83,000   SH           SOLE               83,000
Spectra Energy Corp     Common 847560 10 9  $  7,441   242,000   SH           SOLE              242,000
Starwood PPTY TR        Common 85571B 10 5  $  7,412   267,000   SH           SOLE              267,000
Telus Corp              Common 87971M 10 3  $  3,936    57,000   SH           SOLE               57,000